Earnings (Loss) Per Share	12 Months Ended
Dec. 31, 2021
Earnings per share [abstract]
Earnings (Loss) Per Share

26. Earnings (Loss) Per Share

Details of the calculation of the net income (loss) and the weighted average number of shares used in the earnings per share computations are as follows:

For the years ended December 31,	2021	2020
Common shareholders' net income (loss) for basic earnings per share	$3,934	$2,404
Add: Increase in income due to convertible instruments(1)	10	10
Common shareholders’ net income (loss) on a diluted basis	$3,944	$2,414
Weighted average number of common shares outstanding for basic earnings per share (in millions)	586	585
Add: Dilutive impact of stock options(2) (in millions)	—	—
Dilutive impact of convertible instruments(2) (in millions)	4	4
Weighted average number of common shares outstanding on a diluted basis (in millions)	590	589
Basic earnings (loss) per share	$6.72	$4.11
Diluted earnings (loss) per share	$6.69	$4.10
(1)    The convertible instruments are the SLEECS B issued by SLCT I.
(2)    Excludes the impact of 1 million stock options for the year ended December 31, 2021 (1 million for the year ended December 31, 2020) because these stock options were anti-dilutive for the year.